ORGANIZATION AND BASIS OF PRESENTATION (Details)	Dec. 31, 2014	Mar. 11, 2012
1Verge Internet
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of Ownership	100.00%
Jet Brilliant
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of Ownership	100.00%
Jet Brilliant Beijing
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of Ownership	100.00%
Youku Xi'an
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of Ownership	100.00%
Trade Lead
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of Ownership	100.00%
Tudou
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of Ownership	100.00%
StarCloud
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of Ownership	100.00%
Reshuffle Technology
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of Ownership	100.00%
Chuanxian
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of Ownership	100.00%
Tudou
ORGANIZATION AND BASIS OF PRESENTATION
Stock-for-stock transaction percentage		100.00%